Mineral Interests, Property and Equipment (Details) - Schedule of Mineral Interest, Property and Equipment - CAD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022
Cost
Cost, Beginning Balance		$ 883,116		$ 662,553
Cost, Additions		117,699		220,563
Cost, Ending Balance		1,000,815		883,116
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance		1,619		274
Accumulated Depreciation, Depreciation expense		1,226	[1]	1,345
Accumulated Depreciation, Ending Balance		2,845		1,619
Net Book Value
Net Book Value		997,970		881,497
Mineral interests [Member]
Cost
Cost, Beginning Balance		687,074		632,005
Cost, Additions		20,552		55,069
Cost, Ending Balance		707,626		687,074
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense			[1]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value		707,626		687,074
Construction in progress [Member]
Cost
Cost, Beginning Balance		147,348		27,061
Cost, Additions		96,366		120,287
Cost, Ending Balance		243,714		147,348
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense			[1]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value		243,714		147,348
Property & Equipment [Member]
Cost
Cost, Beginning Balance	[1]	46,257		3,080
Cost, Additions	[1]			43,177
Cost, Ending Balance	[1]	46,257		46,257
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	[1]	1,070		117
Accumulated Depreciation, Depreciation expense	[1]	849		953
Accumulated Depreciation, Ending Balance	[1]	1,919		1,070
Net Book Value
Net Book Value	[1]	44,338		45,187
Right-of-use assets [Member]
Cost
Cost, Beginning Balance	[1]	2,437		407
Cost, Additions	[1]	781		2,030
Cost, Ending Balance	[1]	3,218		2,437
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	[1]	549		157
Accumulated Depreciation, Depreciation expense	[1]	377		392
Accumulated Depreciation, Ending Balance	[1]	926		549
Net Book Value
Net Book Value	[1]	$ 2,292		$ 1,888

[1]	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress.